Nature of business and organization - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended				9 Months Ended
	Aug. 09, 2021	Aug. 04, 2021	Sep. 25, 2021	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Sep. 25, 2021	Dec. 25, 2021	Apr. 01, 2021
Nature of business and organization
Common Stock, Shares Authorized									1,000
Common Stock, Par Value									$ 0.00001
Common Stock, Shares, Issued									100
Common stock, par or stated value per share									$ 0.00001
Refinancing fees and expenses							$ 6,869
Common stock, shares, outstanding	63,742,728								100
2026 Term Loan [Member]
Nature of business and organization
Term loan	$ 180,000	$ 180,000
2026 Revolving Credit Facility [Member]
Nature of business and organization
Line of Credit Facility, Maximum Borrowing Capacity	40,000	$ 40,000
Common Class A [Member]
Nature of business and organization
Shares issued, price per share		$ 17.00
Common Stock, Shares, Issued		9,829,204
Proceeds from Issuance of Common Stock	$ 155,400
Common stock, shares, outstanding	31,370,186
Common Class A [Member] | Blocker Companies [Member]
Nature of business and organization
Existing Equity Interests Acquired		21,540,982
Common Class B [Member]
Nature of business and organization
Venture units purchased			3,191,946
Payment in exchange for units	$ 50,465
Common stock, shares, outstanding	32,372,542
European Wax Center, Inc. and Subsidiaries
Nature of business and organization
Payments of Capital Distribution							5,823
Distributions			$ (103)	$ (207)		$ 1,805	$ 6,512
Receivables due from related parties		$ 689
Preferred Stock, Shares Authorized		100,000,000	100,000,000				100,000,000
Venture units purchased							6,637,258
Payment in exchange for units	$ 104,935
Payments of stock issuance costs					$ 91		$ 9,930
European Wax Center, Inc. and Subsidiaries | 2026 Revolving Credit Facility [Member]
Nature of business and organization
Repayments of long-term lines of credit							$ 268,732
European Wax Center, Inc. and Subsidiaries | Preferred Stock [Member]
Nature of business and organization
Common Stock, Par Value		$ 0.00001
Common stock, par or stated value per share		$ 0.00001
European Wax Center, Inc. and Subsidiaries | Common Class A [Member]
Nature of business and organization
Common Stock, Shares Authorized		600,000,000	600,000,000				600,000,000
Common Stock, Par Value		$ 0.00001	$ 0.00001				$ 0.00001
Common Stock, Shares, Issued		1,590,000	31,370,186				31,370,186
Common stock sold by selling shareholders		2,360,796
Common stock, par or stated value per share		$ 0.00001	$ 0.00001				$ 0.00001
Common stock, shares, outstanding			31,370,186				31,370,186
European Wax Center, Inc. and Subsidiaries | Common Class B [Member]
Nature of business and organization
Common Stock, Shares Authorized		60,000,000	60,000,000				60,000,000
Common Stock, Par Value		$ 0.00001	$ 0.00001				$ 0.00001
Venture units purchased			1,176,468
Common shares purchased by LLC members							36,740,956
Common Stock, Shares, Issued			32,372,542				32,372,542
Common stock, par or stated value per share		$ 0.00001	$ 0.00001				$ 0.00001
Payment in exchange for units	$ 20,000
Common stock, shares, outstanding			32,372,542				32,372,542	32,372,542